Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Liabilities Tables
Fair value of warrants	The fair value of these warrants as at December 31, 2012 and 2011 is as follows:
	Exercise	2012	2011
	price
1,613,162 warrants expiring on Jan 25, 2012	$ US 0.25	$-	$1,115

Fair value of warrents, using pricing model

The fair value of these warrants was determined using the Black-Scholes option pricing model using the following assumptions:

	2012	2011
Volatility	-	413%
Dividend yield	-	-
Risk-free interest rate	-	0.97%
Expected life	-	0.07yr